Condensed financial information of the Company (Condensed Statements of Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Sales tax	$ (52,090,833)	$ (54,487,403)	$ (40,278,653)
General and administrative expenses	(64,498,306)	(38,829,308)	(27,230,865)
Operating income	213,775,379	223,263,860	156,291,973
Interest expense	(16,862,532)	0	0
Interest income	11,681,487	9,018,626	5,293,920
Equity in profit of subsidiaries, net	(117,188)	0	0
Income from operations before income taxes	210,016,114	232,282,486	161,642,618
Income taxes	(83,659,850)	(74,174,627)	(58,637,489)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	126,356,264	156,997,595	102,297,870
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	25,910,940	2,150,412	28,447,636
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	152,267,204	159,138,443	130,708,722
Other comprehensive income, tax effect	0	0	0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Sales tax	0	0	(3,104)
General and administrative expenses	(16,494,847)	(4,422,692)	(2,360,042)
Operating income	(16,494,847)	(4,422,693)	(2,363,146)
Interest expense	(24,635,780)	(9,243,078)	(8,022,254)
Interest income	749,408	722	6,818
Equity in profit of subsidiaries, net	166,737,483	170,662,644	112,676,827
Income from operations before income taxes	126,356,264	156,997,595	102,298,245
Income taxes	0	0	(375)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	126,356,264	156,997,595	102,297,870
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	25,910,940	2,140,848	28,410,852
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	152,267,204	159,138,443	130,708,722
Other comprehensive income, tax effect	$ 0	$ 0	$ 0